Annual Fund Operating Expenses	Mar. 31, 2026
PIA BBB Bond Fund | PIA BBB Bond Fund Managed Account Completion Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.19%
PIA MBS Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 29, 2027
PIA MBS Bond Fund | PIA MBS Bond Fund Managed Account Completion Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[2]
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	0.31%
Fee Waiver or Reimbursement	(0.03%)	[3]
Net Expenses (as a percentage of Assets)	0.28%
PIA High Yield (MACS) Fund | PIA High Yield (MACS) Fund Managed Account Completion Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[4]
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.18%	[5]
PIA Short-Term Securities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 29, 2027
PIA Short-Term Securities Fund | PIA Short-Term Securities Fund Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.41%
Fee Waiver or Reimbursement	(0.02%)	[6]
Net Expenses (as a percentage of Assets)	0.39%
Institutional Class Prospectus | PIA High Yield Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 29, 2027
Institutional Class Prospectus | PIA High Yield Fund | PIA High Yield Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	0.97%	[7]
Fee Waiver or Reimbursement	(0.31%)	[8]
Net Expenses (as a percentage of Assets)	0.66%
Class A Prospectus | PIA High Yield Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 29, 2027
Class A Prospectus | PIA High Yield Fund | PIA High Yield Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	1.37%	[9]
Fee Waiver or Reimbursement	(0.31%)	[10]
Net Expenses (as a percentage of Assets)	1.06%

[1]	Pacific Income Advisers, Inc. (the “Adviser”) will not charge a fee for its advisory services to the BBB Bond Fund. However, investors in the Fund are clients of the Adviser and pay the Adviser an advisory fee to manage their assets, which include assets invested in the Fund.
[2]	Pacific Income Advisers, Inc. (the “Adviser”) will not charge a fee for its advisory services to the MBS Bond Fund. However, investors in the Fund are clients of the Adviser and pay the Adviser an advisory fee to manage their assets, which include assets invested in the Fund.
[3]	The Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to the extent necessary to limit Total Annual Fund Operating Expenses for the Fund (excluding acquired fund fees and expenses (“AFFE”), taxes, leverage, interest, brokerage commissions, dividends or interest on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to 0.28% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect through March 29, 2027, and may be terminated only by Board of Trustees (the “Board” or the “Trustees”). Effective March 31, 2025, the Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower. AFFE are the indirect costs of investing in other investment companies, such as a money market funds.
[4]	Pacific Income Advisers, Inc. (the “Adviser”) will not charge a fee for its advisory services to the High Yield (MACS) Fund. However, investors in the Fund are clients of the Adviser and pay the Adviser an advisory fee to manage their assets, which includes assets invested in the Fund.
[5]	Total Annual Fund Operating Expenses do not correlate to the Expense Ratios provided in the Financial Highlights section of the statutory prospectus, which reflect the actual operating expenses of the Fund and does not include expenses of 0.01% attributed to acquired fund fees and expenses (“AFFE”). AFFE are the indirect costs of investing in other investment companies, such as money market funds.
[6]	Pacific Income Advisers, Inc. (the “Adviser”) has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to the extent necessary to limit Total Annual Fund Operating Expenses for the Fund (excluding acquired fund fees and expenses (“AFFE”), taxes, leverage, interest, brokerage commissions, dividends or interest on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to 0.39% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect through March 29, 2027, and may be terminated only by Board of Trustees (the “Board” or the “Trustees”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower. AFFE are the indirect costs of investing in other investment companies, such as a money market funds.
[7]	Total Annual Fund Operating Expenses do not correlate to the Expense Ratios provided in the Financial Highlights section of the statutory prospectus, which reflect the actual operating expenses of the Fund and does not include expenses of 0.01% attributed to acquired fund fees and expenses (“AFFE”). AFFE are the indirect costs of investing in other investment companies, such as money market funds.
[8]	Pacific Income Advisers, Inc. (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding AFFE, taxes, leverage, interest, brokerage commissions, dividends or interest on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to 0.65% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through March 29, 2027, and may be terminated only by the Trust’s Board of Trustees (the “Board”). Effective March 31, 2025, the Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap, at the time such amounts were waived or at the time of recoupment, whichever is lower.
[9]
(1)Total Annual Fund Operating Expenses do not correlate to the Expense Ratios provided in the Financial Highlights section of the statutory prospectus, which reflect the actual operating expenses of the Fund and does not include expenses of 0.01% attributed to acquired fund fees and expenses (“AFFE”). AFFE are the indirect costs of investing in other investment companies, such as money market funds.

[10]	Pacific Income Advisers, Inc. (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding AFFE, taxes, leverage, interest, brokerage commissions, dividends or interest on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to 0.65% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through March 29, 2027, and may be terminated only by the Trust’s Board of Trustees (the “Board”). Effective March 31, 2025, the Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap, at the time such amounts were waived or at the time of recoupment, whichever is lower.